Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	May 18, 2017
Supplement [Text Block]	ivyf2_SupplementTextBlock	Ivy Funds

Supplement dated July 28, 2017 to the
Ivy PineBridge High Yield Fund Prospectus
dated May 18, 2017

The following replaces in its entirety the second footnote following the table under the “Fees and Expenses” section on page 3:

With limited exceptions, for Class A shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.
Ivy PineBridge High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf2_SupplementTextBlock	Ivy Funds

Supplement dated July 28, 2017 to the
Ivy PineBridge High Yield Fund Prospectus
dated May 18, 2017

The following replaces in its entirety the second footnote following the table under the “Fees and Expenses” section on page 3:

With limited exceptions, for Class A shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.